Contract assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contract Assets	Current contract assets:

	31 December 2018	31 December 2017
Contract assets	711,928	—

	711,928	—

Non-current contract assets:

	31 December 2018	31 December 2017
Contract assets	3,513	—

	3,513	—